UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005


Check here if Amendment           [    ]; Amendment Number:1
This Amendment (Check only one.): [     ] is a restatement.

                               [    ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:	Capital Management Associates
Address:	140 Broadway
		44th Floor
		New York, NY  10005

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name 	Joseph A. Zock
Title:	President
Phone:	212-320-2000

Signature, Place, and Date of Signing:



Joseph A. Zock, New York, New York, February 14, 2006

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[  ]	13F NOTICE.
[  ]	13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



FORM 13F SUMMARY PAGE





Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:



List of Other Included Mangers:

      No. 13F File Number	Name
Capital Management Associates FORM 13F 31-Dec-05
Voting Authority -------------------------- Value Shares/ Sh/ Put/ Invstmt Other Name of Issuer Title ofCUSIP (x$1000)Prn Amt Prn
Call Dscretn ManagersSole Shared None

ACTIVISION INC. COM 00493020 1143 83197SH Sole 83197
ADVANCED MICRO DEVICES COM 00790310 1613 52700SH Sole 52700 AFFILIATED COMPUTER SVCS-A COM 00819010 1009 17050SH Sole 17050 AMPHENOL CORP. COM 03209510 1106 25000SH Sole 25000
APACHE CORP. COM 03741110 2646 38623SH Sole 38623
AQUA AMERICA INC COM 03836W10 2225 81505SH Sole 81505
CAMECO CORP. COM 13321l10 1515 23905SH Sole 23905
CNF INC COM 12612w10 1735 31050SH Sole 31050
COMMERCE BANCORP INC/NJ COM 2.01E+08 1053 30600SH Sole 30600 CONSTELLATION BRANDS INC-A COM 21036p10 2229 84960SH Sole 84960 COOPER CAMERON CORP COM 2.17E+08 546 13200SH Sole 13200
DENTSPLY INTERNATIONAL INC COM 2.49E+08 1219 22700SH Sole 22700 DIEBOLD INC. COM 2.54E+08 840 22100SH Sole 22100
EDISON INTERNATIONAL COM 2.81E+08 1038 23800SH Sole 23800
EMDEON CORP COM 290849108 2281 269633SH Sole 269633
ENERGEN CORP COM 29265n10 981 27000SH Sole 27000
FLOWERS FOODS INC COM 343498101 58372 2118031SH Sole 2118031
FTI CONSULTING INC COM 3.03E+08 1556 56700SH Sole 56700
GARMIN LTD COM g3726010 1427 21500SH Sole 21500
IVAX CORP COM 4.66E+08 2240 71500SH Sole 71500
L-3 COMMUNICATIONS HLDGS INC. COM 5.02E+08 1100 14800SH Sole 14800 LINCOLN NATIONAL CORP COM 5.34E+08 313 5900SH Sole 5900
MEDIMMUNE INC COM 584699102 480 13700SH Sole 13700
NABORS INDUSTRIES LTD. COM G6359F10 1076 14200SH Sole 14200 NEWMONT MINING CORP COM 651639106 988 18500SH Sole 18500
OREGON STEEL MILLS INC COM 686079104 674 22900SH Sole 22900
QUEST DIAGNOSTICS INC COM 74834L10 1109 21550SH Sole 21550 REPUBLIC SERVICES INC COM 7.61E+08 759 20200SH Sole 20200
SCANA CORP COM 80589m10 1372 34850SH Sole 34850
STERICYCLE INC. COM 8.59E+08 1289 21900SH Sole 21900
TIDEWATER INC. COM 8.86E+08 1120 25200SH Sole 25200
TRACTOR SUPPLY CO COM 892356106 535 10100SH Sole 10100
WEYERHAUSER CO COM 96216610 1098 16550SH Sole 16550